Condensed Consolidated Statements of Cash flows - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net Income	$ 328,780	$ 439,380	$ 249,681
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Non-cash operating lease expenses	12,281	13,937	25,217
Depreciation and amortization	554,772	571,441	542,214
Provision of doubtful accounts	62,422	1,281	(25,688)
Inventory reserve	(785,426)	397,039	(108,861)
Deferred tax expense	(600)	135,274	82,257
Unrealized loss (gain) from investment in securities	(1,066,927)	(245,800)	988,800
investment income	100,216	28,207	(30,633)
Changes in operating assets and liabilities:
Accounts receivable	1,220,376	(728,868)	1,487,728
Bank acceptance notes receivable	2,304,899	(1,096,994)	224,657
Bank acceptance notes payable			1,657,977
Inventories	1,179,076	(2,069,096)	(535,184)
Prepayment to suppliers	446,983	305,403	654,668
Other current assets	(229,212)	1,450,828	287,351
Accounts payable	(960,861)	(1,069,672)	(1,851,881)
Contract liabilities	(648,484)	1,877,996	712,649
Contract liabilities - related parties			(7,795)
Deferred government grants	(39,975)	(96,259)	(136,176)
Tax payables	97,043	22,210	6,646
Accrued expenses and other payables	(16,298)	7,009	4,416
Lease liabilities	1,610	(26,331)	(40,913)
Net cash provided by (used in) operating activities	2,560,675	(83,015)	4,187,130
Cash flows from investing activities:
Purchase of property and equipment	(786,547)	(716,251)	(1,748,429)
Purchase of intangible assets		(1,885,870)
Cash received from disposal of long term investment	1,458,424
Dividend received	55,566
Prepayment for peroty and equipment purchase			(1,689,933)
Purchase of non controlling interest		(28,669)
Net cash provided by (used in) investing activities	727,443	(2,630,790)	(3,438,362)
Cash flows from financing activities:
Proceeds from bank loans			3,139,126
Repayment of bank loans	(486,208)	(143,347)
Proceeds from (Repayment of) bank notes payable		(972,291)
Dividend paid		(1,787,517)
Net cash provided by (used in) financing activities	(486,208)	(2,903,155)	3,139,126
Effect of exchange rate change on Cash, cash equivalents and restricted cash	67,175	352,153	170,904
Net increase (decrease) in Cash, cash equivalents and restricted cash	2,869,085	(5,264,807)	4,058,798
Cash, cash equivalents and restricted cash at beginning of period	7,476,247	14,979,013	12,607,373
Cash, cash equivalents and restricted cash at end of period	$ 10,345,332	9,714,206	16,666,171
Supplemental cash flow information
Cash paid for interest			151,456
Cash paid for income taxes		$ 26,990	$ 140,331